Description of Organization, Business Operations (Details) - USD ($)			1 Months Ended	9 Months Ended
	Aug. 12, 2021	Apr. 13, 2021	Mar. 25, 2021	Sep. 30, 2021
Description of Organization, Business Operations (Details) [Line Items]
Gross proceeds			$ 350,000,000
Offering costs			19,700,000
Deferred underwriting commissions			12,300,000	$ 13,390,810
Generating gross proceeds				$ 382,594,570
Maturity term				185 days
Percentage of trust account required for business combination				80.00%
Pro rata portion per share (in Dollars per share)				$ 10
Net tangible assets				$ 5,000,001
Aggregate public shares, percentage				15.00%
Redeem public shares, percentage				100.00%
Dissolution expenses				$ 100,000
Initial held in the trust account (in Dollars per share)				$ 10
Public price per share (in Dollars per share)				10
Reductions value of the trust assets per share (in Dollars per share)				$ 10
PIPE Investment Amount				$ 500,000,000
Operating bank account				3,000
Working capital deficit				372,000
Payment of sponsor				25,000
Loan amount				$ 300,000
Business Combination [Member]
Description of Organization, Business Operations (Details) [Line Items]
Percentage of outstanding voting securities				50.00%
Virgin Orbit Common Stock [Member]
Description of Organization, Business Operations (Details) [Line Items]
common stock, par value (in Dollars per share)				$ 0.0001
Initial PIPE Investors [Member]
Description of Organization, Business Operations (Details) [Line Items]
Purchased shares (in Shares)				10,000,000
Aggregate purchase price				$ 100,000,000
Promissory Note [Member]
Description of Organization, Business Operations (Details) [Line Items]
Aggregate principal amount	$ 1,500,000
Promissory note outstanding				$ 770,000
Initial Public Offering [Member]
Description of Organization, Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 10
Gross proceeds			$ 350,000,000
Purchase an additional units (in Shares)			5,250,000
Net proceeds				$ 350,000,000
Over-Allotment Option [Member]
Description of Organization, Business Operations (Details) [Line Items]
Shares issued (in Shares)		3,259,457
Purchase an additional units (in Shares)		3,259,457
Generating gross proceeds		$ 32,594,570
Proceeds from over allotment				32,594,570
Underwriters deferred discount				1,140,810
Private Placement Warrants [Member]
Description of Organization, Business Operations (Details) [Line Items]
Generating gross proceeds				$ 9,500,000
Private placement warrants (in Shares)				6,333,333
Warrant price per share (in Dollars per share)				$ 1.5
Private Placement Warrants [Member] | Sponsor [Member]
Description of Organization, Business Operations (Details) [Line Items]
Generating gross proceeds				$ 651,891
Purchase an additional private placement warrants (in Shares)				434,594
Class A Ordinary Shares [Member]
Description of Organization, Business Operations (Details) [Line Items]
common stock, par value (in Dollars per share)				$ 0.0001
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Description of Organization, Business Operations (Details) [Line Items]
Shares issued (in Shares)			35,000,000
Price per share (in Dollars per share)			$ 10